Preferred, Common Stock and Additional paid in capital	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Preferred, Common Stock and Additional paid in capital

10.       Preferred, Common Shares and Additional paid in capital:

Preferred Shares: Star Bulk is authorized to issue up to 25,000,000 preferred shares, $0.01 par value with such designations, as voting, and other rights and preferences, as determined by the Board of Directors. As of December 31, 2018 and 2019 the Company had not issued any preferred shares.

Common Shares: As per the Company’s Amended and Restated Articles of Incorporation, Star Bulk is authorized to issue 300,000,000 registered common shares, par value $0.01 per share.

Each outstanding share of the Company’s common shares entitles the holder to one vote on all matters submitted to a vote of shareholders. Subject to preferences that may be applicable to any outstanding preferred shares, holders of common shares are entitled to ratably receive all dividends, if any, declared by the Company’s Board of Directors out of funds legally available for dividends. Holders of common shares do not have conversion, redemption or preemptive rights to subscribe to any of the Company’s securities. All outstanding common shares are fully paid and non-assessable. The rights, preferences and privileges of holders of common shares are subject to the rights of the holders of any preferred shares which the Company may issue in the future.

On February 2, 2017, the Company completed a private placement of 6,310,272 common shares, at a price of $8.154 per share (the “February 2017 Private Placement”), raised for general corporate purposes. The aggregate proceeds to the Company, net of private placement agent’s fees and expenses, were approximately $50,427. One of the Company’s significant shareholders, Oaktree and its affiliates, purchased a total of 3,244,292 of the common shares in the February 2017 Private Placement.

During the year ended December 31, 2017 the Company issued 1,220,825 common shares to the Company’s directors and employees in connection with its equity incentive plans (Note 13).

On June 29, 2018, a fund affiliated with Oaktree Capital Management, L.P. completed an underwritten secondary sale of 5,000,000 common shares of the Company at a price of $13.10 per share. The Company did not sell any common shares and did not receive any proceeds as a result of this secondary sale. In addition, in September 2018, the Company filed a new shelf registration statement, which included all selling shareholders that had registration rights. In connection with these transactions the Company incurred and accrued aggregate offering expenses of $2,032, which are separately presented in the consolidated statement of shareholders’ equity for the year ended December 31, 2018.

As further discussed in Note 3, during the year ended December 31, 2018, the Company issued 3,304,735 common shares, 13,725,000 common shares and 10,331,313 common shares in connection with the OCC Vessel Purchase Transaction, Songa Vessel Purchase Transaction and Augustea Vessel Purchase Transaction, respectively. In addition, pursuant to the post-closing adjustments set forth in the underlying agreement, in October 2018, the Company cancelled 53,978 common shares out of those issued as part of the consideration for the Augustea Vessel Purchase Transaction, reducing the total shares consideration issued in connection with the Augustea Vessel Purchase Transaction to 10,277,335. Lastly, in October 2018 the Company issued 291,300 common shares in connection with the acquisition of Star Bright (Note 5).

In addition during the year ended December 31, 2018, the Company issued 868,975 common shares to the Company’s directors and employees in connection with its equity incentive plans (Note 13).

On November 29, 2018, the Company announced a share repurchase program to purchase up to an aggregate of $50.0 million of the Company’s common shares. The timing and amount of any repurchases will be in the sole discretion of the Company’s management team, and will depend on legal requirements, market conditions, share price, alternative uses of capital and other factors. The Company is not obligated under the terms of the program to repurchase any of its common shares. The repurchase program has no expiration date and may be suspended or terminated by the Company at any time without prior notice. Common shares repurchases as part of this program will be cancelled by the Company. Pursuant to this share repurchase program, during the fourth quarter of 2018, the Company repurchased 341,363 of its common shares in open market transactions at an average price of $9.17 for an aggregate consideration of $3,131. All the aforementioned repurchased shares were canceled and removed from the Company’s share capital on January 3, 2019.

As part of the Company’s share repurchase program, during the twelve month period ended December 31, 2019, the Company repurchased 1,020,000 shares from a non-related party shareholder in a private transaction at a price of $8.40 per share, for an aggregate consideration of $8.6 million and 1,579,195 shares in open market transactions at an average price of $7.49 for an aggregate consideration of $11,831. The repurchased shares were cancelled and removed from the Company’s share capital as of December 31, 2019.

In January 2019, the Company issued 999,336 common shares in connection with the acquisition of Star Janni and Star Marianne (Note 5).

As further discussed in Note 5, during the year ended December 31, 2019, the Company issued 4,503,370 shares in connection with the acquisition of the Delphin Vessels.

During the year ended December 31, 2019, the Company issued 883,700 shares to the Company’s directors and employees in connection with its equity incentive plans (Note 13). On November 20, 2019, the Company’s Board of Directors declared a cash dividend of $4,804 (or $0.05 per share) for the third quarter 2019, in line with the dividend policy established in November 2019. The total dividend amount was paid in December 2019.